OPTIONS AND WARRANTS	9 Months Ended
Sep. 30, 2021
Options And Warrants
OPTIONS AND WARRANTS

NOTE 8: OPTIONS AND WARRANTS

The Company’s results for the quarters ended September 30, 2021, and September 30, 2020, include employee share-based compensation expense totaling $717,168 and $54,589, respectively. Such amounts have been included in the Statements of Operations within selling, general and administrative expenses and other expenses. No income tax benefit has been recognized in the statement of operations for share-based compensation arrangements due to a history of operating losses.

The following table summarizes stock-based compensation expense for the quarters ended September 30, 2021, and 2020:

	Quarters Ended September 30,
	2021	2020
Employee stock-based compensation - option grants	$298,105	$54,589
Employee stock-based compensation - stock grants	–	–
Non-Employee stock-based compensation - option grants	–	–
Non-Employee stock-based compensation - stock grants	–	–
Non-Employee stock-based compensation - warrants	419,063	–
	$717,168	$54,589

The Company’s results for the nine months ended September 30, 2021, and September 30, 2020, include employee share-based compensation expense totaling $1,289,899 and $1,930,353, respectively. Such amounts have been included in the Statements of Operations within selling, general and administrative expenses and other expenses. No income tax benefit has been recognized in the statement of operations for share-based compensation arrangements due to a history of operating losses.

The following table summarizes stock-based compensation expense for the nine months ended September 30, 2021, and 2020:

	Nine Months Ended September 30,
	2021	2020
Employee stock-based compensation - option grants	$831,267	$1,331,459
Employee stock-based compensation - stock grants	–	–
Non-Employee stock-based compensation - option grants	–	–
Non-Employee stock-based compensation - stock grants	–	–
Non-Employee stock-based compensation - warrants for retirement of debt	458,632	598,894
	$1,289,899	$1,930,353